Other Income, Net (Tables)	6 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2017	2016	2017	2016
Equity component of allowance for funds used during construction (“AFUDC”)	19	6	36	13
Interest income	3	2	7	4
Equity income - Belize Electricity	—	1	1	3
Other	2	—	11	5
	24	9	55	25